Earnings per Ordinary Share Dilutive Shares (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of earnings per share [Abstract]
WeightedAverageNumberofSharesOutstandingBeforeFullyVestedOptions	410,750,435	408,763,048	409,265,471
Fully vested options	4,720,517	3,960,156	6,174,606
Weighted average number of shares	415,470,952	412,723,204	415,440,077
Dilutive potential of share options	0	0	0
Dilutive number of ordinary shares	415,470,952	412,723,204	415,440,077